Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA CC
File No. 811-06564, CIK 0000884067
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Transamerica Series Trust, AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust, Credit Suisse Trust, DFA Investment Dimensions Group, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Nationwide Variable Insurance Trust , Seligman Portfolios, Inc., Vanguard Variable Insurance Fund, Fidelity Variable Insurance Products Fund, Wanger Advisors Trust, and Wells Fargo Advantage Variable Trust Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	On March 7, 2008, Transamerica Series Trust, (CIK: 778207) filed its annual report with the Commission via EDGAR.

•	On February 25, 2008, AllianceBernstein Variable Products Series Fund, Inc. (CIK: 825316) filed its annual report with the Commission via EDGAR.

•	On March 6, 2008, Credit Suisse Trust (CIK: 941568) filed its annual report with the Commission via EDGAR.

•	On March 7, 2008, Columbia Funds Variable Insurance Trust (CIK: 815425) filed its annual report with the Commission via EDGAR.

•	On February 8, 2008, DFA Investment Dimensions Group, Inc. (CIK: 355437) filed its annual report with the Commission via EDGAR.

•	On February 14, 2008, The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed its annual report with the Commission via EDGAR.

•	On February 21, 2008, Dreyfus Variable Investment Fund (CIK: 813383) filed its annual report with the Commission via EDGAR.

Securities and Exchange Commission

•	On February 25, 2008, Federated Insurance Series (CIK: 912577) filed its annual report with the Commission via EDGAR.

•	On March 10, 2008, Nationwide Variable Insurance Trust (CIK: 353905) filed its annual report with the Commission via EDGAR.

•	On March 10, 2008, Seligman Portfolios, Inc. (CIK: 817841) filed its annual report with the Commission via EDGAR.

•	On March 7, 2008, Vanguard Variable Insurance Fund (CIK: 857490) filed its annual report with the Commission via EDGAR.

•	On March 3, 2008, Fidelity Variable Insurance Products Fund (CIK: 356494; 831016; and 927384) filed its annual report with the Commission via EDGAR.

•	On February 29, 2008, Wanger Advisors Trust (CIK: 929521) filed its annual report with the Commission via EDGAR.

•	On February 29, 2008, Wells Fargo Advantage Variable Trust Funds (CIK: 1081402) filed its annual report with the Commission via EDGAR.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President
Monumental Life Insurance Company